LVIP American Century Ultra® Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.86%
Automobiles–3.15%
†Tesla, Inc.	130,639	$33,856,403
		33,856,403
Beverages–0.45%
Constellation Brands, Inc. Class A	26,131	4,795,561
		4,795,561
Biotechnology–1.83%
†Alnylam Pharmaceuticals, Inc.	32,806	8,858,276
†Genmab AS	5,367	1,045,600
Regeneron Pharmaceuticals, Inc.	15,495	9,827,394
		19,731,270
Broadline Retail–7.05%
†Amazon.com, Inc.	398,483	75,815,376
		75,815,376
Building Products–0.73%
Advanced Drainage Systems, Inc.	43,511	4,727,470
Johnson Controls International PLC	38,494	3,083,754
		7,811,224
Capital Markets–2.58%
Interactive Brokers Group, Inc. Class A	43,580	7,216,412
MSCI, Inc.	20,718	11,716,029
Tradeweb Markets, Inc. Class A	59,833	8,882,807
		27,815,248
Chemicals–0.92%
Ecolab, Inc.	39,013	9,890,576
		9,890,576
Commercial Services & Supplies–0.63%
Cintas Corp.	12,668	2,603,654
†Copart, Inc.	72,926	4,126,882
		6,730,536
Consumer Staples Distribution & Retail–2.52%
Costco Wholesale Corp.	28,725	27,167,531
		27,167,531
Distributors–0.16%
Pool Corp.	5,360	1,706,356
		1,706,356
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–0.85%
Acuity, Inc.	23,718	$6,246,135
Vertiv Holdings Co. Class A	39,614	2,860,131
		9,106,266
Electronic Equipment, Instruments & Components–0.46%
Keyence Corp.	12,600	4,954,444
		4,954,444
Energy Equipment & Services–0.53%
Schlumberger NV	135,505	5,664,109
		5,664,109
Entertainment–3.04%
†Netflix, Inc.	35,070	32,703,827
		32,703,827
Financial Services–6.10%
†Block, Inc.	75,617	4,108,271
Mastercard, Inc. Class A	89,056	48,813,375
Visa, Inc. Class A	36,295	12,719,946
		65,641,592
Health Care Equipment & Supplies–3.46%
†Dexcom, Inc.	44,759	3,056,592
†Edwards Lifesciences Corp.	34,054	2,468,234
†IDEXX Laboratories, Inc.	12,934	5,431,633
†Insulet Corp.	23,426	6,151,902
†Intuitive Surgical, Inc.	40,577	20,096,571
		37,204,932
Health Care Providers & Services–1.25%
UnitedHealth Group, Inc.	25,656	13,437,330
		13,437,330
Hotels, Restaurants & Leisure–2.78%
†Chipotle Mexican Grill, Inc.	435,752	21,879,108
Wingstop, Inc.	35,496	8,007,188
		29,886,296
Interactive Media & Services–11.69%
Alphabet, Inc. Class A	541,099	84,299,613
Meta Platforms, Inc. Class A	71,899	41,439,708
		125,739,321
IT Services–1.49%
†Cloudflare, Inc. Class A	37,764	4,255,625
†Gartner, Inc.	11,059	4,641,905
†Okta, Inc.	67,944	7,149,068
		16,046,598
Life Sciences Tools & Services–0.35%
†Waters Corp.	10,246	3,776,368
		3,776,368
LVIP American Century Ultra® Fund–1

LVIP American Century Ultra® Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–1.50%
Donaldson Co., Inc.	38,697	$2,595,021
Fortive Corp.	78,725	5,761,095
Nordson Corp.	10,766	2,171,718
Westinghouse Air Brake Technologies Corp.	30,941	5,611,150
		16,138,984
Oil, Gas & Consumable Fuels–0.71%
EOG Resources, Inc.	59,588	7,641,565
		7,641,565
Pharmaceuticals–1.55%
Eli Lilly & Co.	20,192	16,676,775
		16,676,775
Semiconductors & Semiconductor Equipment–15.83%
Analog Devices, Inc.	57,038	11,502,853
Applied Materials, Inc.	111,763	16,219,046
ASML Holding NV	14,691	9,730,399
Broadcom, Inc.	63,558	10,641,516
NVIDIA Corp.	1,127,581	122,207,229
		170,301,043
Software–14.97%
†Datadog, Inc. Class A	72,447	7,187,467
†Docusign, Inc.	127,982	10,417,735
†Dynatrace, Inc.	189,293	8,925,165
†Fair Isaac Corp.	10,224	18,854,692
Microsoft Corp.	182,042	68,336,746
Salesforce, Inc.	69,453	18,638,407
†Synopsys, Inc.	17,958	7,701,288
†Workday, Inc. Class A	30,809	7,194,826
†Zscaler, Inc.	69,539	13,797,928
		161,054,254
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–11.35%
Apple, Inc.	549,927	$122,155,285
		122,155,285
Textiles, Apparel & Luxury Goods–0.93%
†Lululemon Athletica, Inc.	35,409	10,022,872
		10,022,872
Total Common Stock (Cost $587,402,006)		1,063,471,942
RIGHTS–0.00%
†=ABIOMED, Inc.	4,290	4,376
Total Rights (Cost $4,376)		4,376

EXCHANGE-TRADED FUND–0.50%
iShares Russell 1000 Growth ETF	14,886	5,375,186
Total Exchange-Traded Fund (Cost $5,487,051)		5,375,186
MONEY MARKET FUND–0.36%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	3,909,235	3,909,235
Total Money Market Fund (Cost $3,909,235)		3,909,235

TOTAL INVESTMENTS–99.72% (Cost $596,802,668)	1,072,760,739
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.28%	3,040,639
NET ASSETS APPLICABLE TO 40,921,309 SHARES OUTSTANDING–100.00%	$1,075,801,378

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following foreign currency exchange contracts were outstanding at March 31, 2025:
Foreign Currency Exchange Contract
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MSC	JPY	(268,701,300)	USD	1,813,809	6/27/25	$4,713	$—

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP American Century Ultra® Fund–2

LVIP American Century Ultra® Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ETF–Exchange-Traded Fund
IT–Information Technology
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
USD–United States Dollar
LVIP American Century Ultra® Fund–3